24. Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Tables
Schedule of detail of revenues
	12/31/2018	12/31/2017 (As restated)	12/31/2016 (As restated)

Passenger transportation (*)	11,148,292	10,027,414	9,484,697
Cargo	400,959	354,561	324,492
Mileage revenue	446,448	554,380	479,363
Other revenue	95,681	109,045	112,441
Gross revenue	12,091,380	11,045,400	10,400,993

Sales taxes	(680,026)	(716,366)	(680,496)
Net revenue	11,411,354	10,329,034	9,720,497

(*) Of the total amount, R$479,136 in the year ended December 31, 2018 (R$433,639 and R$430,898 in the years ended December 31, 2017 and 2016, respectively) consists of revenues from unused passenger tickets, reissued tickets and cancellation of flight tickets. Comprises breakage revenue.

Schedule of detail of revenues by geographical location
	12/31/2018%		12/31/2017%		12/31/2016%
			(As restated)		(As restated)
Domestic	9,729,498	85.3	8,798,002	85.2	8,248,526	84.9
International	1,681,856	14.7	1,531,032	14.8	1,471,971	15.1
Net revenue	11,411,354	100.0	10,329,034	100.0	9,720,497	100.0